Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Non-controlling Interests [Member] CNY (¥)
Balance at Dec. 31, 2020	¥ 14,835,329		¥ 274	¥ 6,743,172	¥ (732,474)	¥ 8,444,086	¥ 183,922	¥ 196,349
Balance, Shares at Dec. 31, 2020 | shares			419,163,084
Net income (loss)	(2,925,704)					(2,913,708)		(11,996)
Repurchase of shares	(862,865)				(862,865)
Share-based compensation	429,951			470,739				(40,788)
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 790		¥ 3	787
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	4,344,192	4,344,192	4,344,192
Cash Dividends	¥ (852,743)					(852,743)
Foreign currency translation adjustment	(39,161)						(34,554)	(4,607)
Balance at Dec. 31, 2021	10,585,597		¥ 277	7,214,698	(1,595,339)	4,677,635	149,368	138,958
Balance, Shares at Dec. 31, 2021 | shares			423,507,276
Net income (loss)	1,480,009					1,484,283		(4,274)
Repurchase of shares	(395,846)				(395,846)
Share-based compensation	376,513			372,696				3,817
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 153		¥ 4	149
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	5,748,524	5,748,524	5,748,524
Cash Dividends	¥ (840,997)					(840,997)
Foreign currency translation adjustment	(274,791)						(289,621)	14,830
Balance at Dec. 31, 2022	10,930,638		¥ 281	7,587,543	(1,991,185)	5,320,921	(140,253)	153,331
Balance, Shares at Dec. 31, 2022 | shares			429,255,800
Net income (loss)	1,951,695	$ 274,890				1,957,581		(5,886)
Repurchase of shares	(212,195)				(212,195)
Share-based compensation	253,680			252,350				1,330
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 610		¥ 5	605
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	6,467,898	6,467,898	6,467,898
Acquisition of non-controlling interests				(26,823)				26,823
Cash Dividends	¥ (958,052)					(958,052)
Foreign currency translation adjustment	20,414	$ 2,875					14,171	6,243
Balance at Dec. 31, 2023	¥ 11,986,790	$ 1,688,304	¥ 286	¥ 7,813,675	¥ (2,203,380)	¥ 6,320,450	¥ (126,082)	¥ 181,841
Balance, Shares at Dec. 31, 2023 | shares			435,723,698